Investments and fair value measurements - Summary of Held-to-Maturity Debt Securities Maturity (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Amortized Cost
One year or less	$ 17,239	$ 16,701
After one year through five years	66,942	48,705
Fair Value	$ 84,181	$ 65,406	$ 18,892
Amortized Cost, Percent of Total
One year or less	20.00%	26000.00%
After one year through five years	80.00%	74000.00%
Total	100.00%	100000.00%
Fair Value
One year or less	$ 17,330	$ 16,791
After one year through five years	67,810	49,610
Fair Value	$ 85,140	$ 66,401	$ 18,945
Fair Value, Percent of Total
One year or less	20.00%	25000.00%
After one year through five years	80.00%	75000.00%
Total	100.00%	100000.00%